LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
LOSS PER SHARE
LOSS PER SHARE

15    LOSS PER SHARE

Basic and diluted loss per share is calculated as follows:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net loss attributable to Class A and Class B ordinary shareholders for basic and diluted earnings per share	(1,036,086)	(766,643)	(474,547)
Denominator:
Denominator for basic earnings per share:
Weighted average number of Class A and Class B ordinary shares outstanding	53,386,075	54,341,213	56,260,925
Loss per Class A and Class B ordinary share basic and diluted	(19.41)	(14.11)	(8.43)